RESTRICTED CASH TO BE TRANSFERRED TO CUSTOMERS IN RESPECT OF PROCESSING ACTIVITY (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Restricted Cash [Abstract]
Restricted cash transferable to customers for processing activity	$ 49,858	$ 34,119